Loss per share (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Net income
Net loss attributable to shareholders | $		$ (297.7)	$ (66.8)	$ (73.0)
Effect of dilution | $		0.0	0.0	0.0
Diluted net loss attributable to stockholders | $		$ (297.7)	$ (66.8)	$ (73.0)
Weighted average shares outstanding
Weighted average number of common shares outstanding (in shares) | shares		24.1	24.1	24.1
Effect of dilution (in shares) | shares		0.0	0.0	0.0
Diluted numbers of shares (in shares) | shares		24.1	24.1	24.1
Basic loss per share (in dollars per share) | $ / shares		$ (12.35)	$ (2.77)	$ (3.03)
Diluted loss per share (in dollars per share) | $ / shares		$ (12.35)	$ (2.77)	$ (3.03)
Share Capital
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse stock split ratio	0.10	0.10